Impairment Tests - Additional Information (Detail)	12 Months Ended		19 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 SegmentUnit
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of cash generating unit | SegmentUnit			1
Right-of-Use Asset
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of assets | $	$ 0	$ 500,000